Leases (Details 5) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Leases
Undiscounted cash flows, Operating Lease	$ 676,904
Undiscounted cash flows, Finance Leases	4,301,346
Discount effect of cash flows, Operating Leases	(18,503)
Discount effect of cash flows, Finance Leases	(656,518)
Lease liabilities, Operating Leases	658,401
Recognized income tax, Finance Leases	$ 3,644,828	$ 3,857,883